STOCKPILES AND ORE ON LEACH PADS	12 Months Ended
Dec. 31, 2017
Stockpiles and ore on leach pads
STOCKPILES AND ORE ON LEACH PADS
STOCKPILES AND ORE ON LEACH PADS

NOTE 21    STOCKPILES AND ORE ON LEACH PADS

	At December 31,	At December 31,
	2017	2016
Current:
Stockpiles	$330	$393
Ore on leach pads	346	370
	$676	$763
Non-current:
Stockpiles	$1,502	$1,506
Ore on leach pads	346	358
	$1,848	$1,864

	At December 31,	At December 31,
	2017	2016
Stockpiles and ore on leach pads:
Carlin	$441	$421
Phoenix	68	80
Twin Creeks	340	328
Long Canyon	34	9
CC&V	314	369
Yanacocha	270	367
Merian	25	27
Boddington	431	394
Tanami	4	19
Kalgoorlie	125	113
Ahafo	409	386
Akyem	63	114
	$2,524	$2,627

In 2017, the Company recorded write-downs of $198 and $77, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2017,  $83 were related to Carlin, $46 to Twin Creeks, $70 to Yanacocha, $31 to Ahafo, and $45 to Akyem.

In 2016, the Company recorded write-downs of $283 and $131, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2016,  $105 were related to Carlin, $22 to Twin Creeks, $187 to Yanacocha and $100 to Ahafo.

In 2015, the Company recorded write-downs of $226 and $116, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2015,  $163 were related to Carlin, $20 to Twin Creeks, $138 to Yanacocha and $21 to Boddington.